ROBIN S. YONIS
Vice President
General Counsel
Office: (949) 219-6767
Fax: (949) 219-3706
Email: Robin.Yonis@PacificLife.com

April 26, 2006
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re: Pacific Funds (333-61366, 811-10385)
Dear Ladies and Gentlemen:
On behalf of Pacific Funds (the “Fund”) attached for electronic filing is Post-Effective Amendment (“PEA”) No. 49 to the Fund’s Registration Statement on Form N-1A, with exhibits, which is filed in reliance on Rule 485(b) under the Securities Act of 1933, as amended, and the undersigned represents that it contains no disclosures that would render it ineligible to become effective under Rule 485(b). This PEA is filed for the purpose of reflecting responses to staff comments to the Fund’s PEA No. 46, which was filed pursuant to Rule 485(a) on February 6, 2006. As the facing sheet indicates, this PEA is scheduled to become effective on April 27, 2006.
No fees are required in connection with this filing.
Sincerely,
/s/ Robin S. Yonis

cc: Douglas P. Dick, Esq., Dechert LLP
Pacific Funds
700 Newport Center Drive, Newport Beach, California 92660-6397 Tel (800) 722-2333
Securities Offered Through Pacific Select Distributors, Inc., Member, NASD & SIPC